Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions
Related Party Transactions
10.	Related Party Transactions

The Company recognized revenue of $0 and $10,000 for units sold to related parties during the three and nine months September 30, 2022, respectively. The Company had an accounts receivable balance of $0 and $63,290 for units sold to related parties as of September 30, 2022 and December 31, 2021, respectively.

9.	Related Party Transactions

The Company recorded an aggregate of $80,000 of revenues for units sold to related parties of which $63,290 was included in accounts receivable as of December 31, 2021.

Bridge Loans – On each of September 30, 2021 and November 5, 2021, the Company borrowed $500,000 pursuant to bridge loan agreements (the “Bridge Loans”) from a related party at an interest rate of the prime rate plus 3.0% per annum, which was 6.25% for the life of the Bridge Loans, with the principal and accrued interest due upon demand. The Company used the proceeds from the Bridge Loans to fund operations, including working capital requirements, continued product launch costs and other overhead costs until the proceeds from the Public Offering became available. On December 1, 2021, the Company repaid the Bridge Loans in full, including unpaid accrued interest, with a portion of the net proceeds of the Public Offering. See Note 3, Public Offering.